Right of use assets and Lease liabilities (Details 6) - CLP ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Disclosure of fair value measurement of assets [line items]
Lease liabilities		$ 35,161,384
Bank borrowings [Member] | Compania Cervecerias Unidas S.A. [Member]
Disclosure of fair value measurement of assets [line items]
Debtor Tax ID		90,413,000-1
Debtor country		Chile
Lending party Tax ID		97,018,000-1
Creditor country		Chile
Currency		CLP
Interest Rate		5.70%
Bank borrowings [Member] | Bank Borrowings Four [Member] | Compania Cervecerias Unidas S.A. [Member]
Disclosure of fair value measurement of assets [line items]
Debtor Tax ID	90,413,000-1	90,413,000-1
Debtor country	Chile	Chile
Lending party Tax ID	97,030,000-7	97,030,000-7
Creditor country	Chile	Chile
Currency	CLP	CLP
Type of amortization	At maturity	At maturity
Interest Rate	8.34%	4.56%
Bank borrowings [Member] | Bank Borrowings Five [Member] | Compania Cervecerias Unidas S.A. [Member]
Disclosure of fair value measurement of assets [line items]
Debtor Tax ID	90,413,000-1	90,413,000-1
Debtor country	Chile	Chile
Lending party Tax ID	97,018,000-1	97,018,000-1
Creditor country	Chile	Chile
Currency	CLP	CLP
Type of amortization	At maturity	At maturity
Interest Rate	5.70%	5.70%
At cost [member] | Bank borrowings [Member] | Current Lease Liabilities [Member]
Disclosure of fair value measurement of assets [line items]
Lease liabilities	$ 9,120,616
Subtotal (leases IFRS)	8,424,057
Subtotal	696,559
At cost [member] | Bank borrowings [Member] | Non Current Lease Liabilities [Member]
Disclosure of fair value measurement of assets [line items]
Lease liabilities	31,306,552
Subtotal (leases IFRS)	10,710,388
Subtotal	$ 20,596,164
At cost [member] | Bank borrowings [Member] | Bank Borrowings One [Member] | UF [Member] | Transportes CCU Limitada [Member] | Current Lease Liabilities [Member]
Disclosure of fair value measurement of assets [line items]
Debtor Tax ID	79,862,750-3
Debtor country	Chile
Lending party Tax ID	97,030,000-7
Creditor country	Chile
Currency	UF
Lease liabilities	$ 177,321
Type of amortization	Monthly
Interest Rate	2.14%
At cost [member] | Bank borrowings [Member] | Bank Borrowings One [Member] | UF [Member] | Transportes CCU Limitada [Member] | Non Current Lease Liabilities [Member]
Disclosure of fair value measurement of assets [line items]
Debtor Tax ID	79,862,750-3
Debtor country	Chile
Lending party Tax ID	97,030,000-7
Creditor country	Chile
Currency	UF
Lease liabilities	$ 222,691
Type of amortization	Monthly
Interest Rate	2.14%
At cost [member] | Bank borrowings [Member] | Bank Borrowings Two [Member] | UF [Member] | Compania Cervecerias Unidas S.A. [Member] | Current Lease Liabilities [Member]
Disclosure of fair value measurement of assets [line items]
Debtor Tax ID	90,413,000-1
Debtor country	Chile
Lending party Tax ID	99,012,000-5
Creditor country	Chile
Currency	UF
Lease liabilities	$ 519,238
Type of amortization	Monthly
Interest Rate	3.95%
At cost [member] | Bank borrowings [Member] | Bank Borrowings Two [Member] | UF [Member] | Compania Cervecerias Unidas S.A. [Member] | Non Current Lease Liabilities [Member]
Disclosure of fair value measurement of assets [line items]
Debtor Tax ID	90,413,000-1
Debtor country	Chile
Lending party Tax ID	99,012,000-5
Creditor country	Chile
Currency	UF
Lease liabilities	$ 20,373,473
Type of amortization	Monthly
Interest Rate	3.95%
At cost [member] | Bank borrowings [Member] | Bank Borrowings Three [Member] | CLP [Member] | CCU and subsidiaries [Member] | Current Lease Liabilities [Member]
Disclosure of fair value measurement of assets [line items]
Debtor Tax ID	0-E
Debtor country	Chile
Creditor country	Chile
Currency	CLP
Lease liabilities	$ 356,701
Type of amortization	Monthly
Interest Rate	4.40%
At cost [member] | Bank borrowings [Member] | Bank Borrowings Three [Member] | CLP [Member] | CCU and subsidiaries [Member] | Non Current Lease Liabilities [Member]
Disclosure of fair value measurement of assets [line items]
Debtor Tax ID	0-E
Debtor country	Chile
Creditor country	Chile
Currency	CLP
Lease liabilities	$ 30,814
Type of amortization	Monthly
Interest Rate	4.40%
At cost [member] | Bank borrowings [Member] | Bank Borrowings Four [Member] | Euros [Member] | CCU and subsidiaries [Member] | Current Lease Liabilities [Member]
Disclosure of fair value measurement of assets [line items]
Debtor Tax ID	0-E
Debtor country	Chile
Creditor country	Chile
Currency	Euros
Lease liabilities	$ 57,488
Type of amortization	Monthly
Interest Rate	1.48%
At cost [member] | Bank borrowings [Member] | Bank Borrowings Four [Member] | UF [Member] | CCU and subsidiaries [Member] | Non Current Lease Liabilities [Member]
Disclosure of fair value measurement of assets [line items]
Debtor Tax ID	0-E
Debtor country	Chile
Creditor country	Chile
Currency	UF
Lease liabilities	$ 8,345,078
Type of amortization	Monthly
Interest Rate	2.17%
At cost [member] | Bank borrowings [Member] | Bank Borrowings Five [Member] | USD [Member] | CCU and subsidiaries [Member] | Non Current Lease Liabilities [Member]
Disclosure of fair value measurement of assets [line items]
Debtor Tax ID	0-E
Debtor country	Chile
Creditor country	Chile
Currency	USD
Lease liabilities	$ 1,618,601
Type of amortization	Monthly
Interest Rate	3.95%
At cost [member] | Bank borrowings [Member] | Bank Borrowings Five [Member] | UF [Member] | CCU and subsidiaries [Member] | Current Lease Liabilities [Member]
Disclosure of fair value measurement of assets [line items]
Debtor Tax ID	0-E
Debtor country	Chile
Creditor country	Chile
Currency	UF
Lease liabilities	$ 5,905,551
Type of amortization	Monthly
Interest Rate	2.17%
At cost [member] | Bank borrowings [Member] | Bank Borrowings Six [Member] | USD [Member] | CCU and subsidiaries [Member] | Current Lease Liabilities [Member]
Disclosure of fair value measurement of assets [line items]
Debtor Tax ID	0-E
Debtor country	Chile
Creditor country	Chile
Currency	USD
Lease liabilities	$ 1,095,844
Type of amortization	Monthly
Interest Rate	3.95%
At cost [member] | Bank borrowings [Member] | Bank Borrowings Six [Member] | ARS [Member] | CCU and subsidiaries [Member] | Non Current Lease Liabilities [Member]
Disclosure of fair value measurement of assets [line items]
Debtor Tax ID	0-E
Debtor country	Argentina
Creditor country	Argentina
Currency	ARS
Lease liabilities	$ 132,171
Type of amortization	Monthly
Interest Rate	23.59%
At cost [member] | Bank borrowings [Member] | Bank Borrowings Seven [Member] | USD [Member] | CCU and subsidiaries [Member] | Non Current Lease Liabilities [Member]
Disclosure of fair value measurement of assets [line items]
Debtor Tax ID	0-E
Debtor country	Argentina
Creditor country	Argentina
Currency	USD
Lease liabilities	$ 427,261
Type of amortization	Monthly
Interest Rate	31.26%
At cost [member] | Bank borrowings [Member] | Bank Borrowings Seven [Member] | ARS [Member] | CCU and subsidiaries [Member] | Current Lease Liabilities [Member]
Disclosure of fair value measurement of assets [line items]
Debtor Tax ID	0-E
Debtor country	Argentina
Creditor country	Argentina
Currency	ARS
Lease liabilities	$ 161,357
Type of amortization	Monthly
Interest Rate	27.44%
At cost [member] | Bank borrowings [Member] | Bank Borrowings Eight [Member] | USD [Member] | CCU and subsidiaries [Member] | Current Lease Liabilities [Member]
Disclosure of fair value measurement of assets [line items]
Debtor Tax ID	0-E
Debtor country	Argentina
Creditor country	Argentina
Currency	USD
Lease liabilities	$ 737,912
Type of amortization	Monthly
Interest Rate	41.25%
At cost [member] | Bank borrowings [Member] | Bank Borrowings Eight [Member] | UYU [Member] | CCU and subsidiaries [Member] | Non Current Lease Liabilities [Member]
Disclosure of fair value measurement of assets [line items]
Debtor Tax ID	0-E
Debtor country	Uruguay
Creditor country	Uruguay
Currency	UYU
Lease liabilities	$ 156,463
Type of amortization	Monthly
Interest Rate	0.84%
At cost [member] | Bank borrowings [Member] | Bank Borrowings nine [Member] | UYU [Member] | CCU and subsidiaries [Member] | Current Lease Liabilities [Member]
Disclosure of fair value measurement of assets [line items]
Debtor Tax ID	0-E
Debtor country	Uruguay
Creditor country	Uruguay
Currency	UYU
Lease liabilities	$ 109,204
Type of amortization	Monthly
Interest Rate	0.84%
At cost [member] | Financial leases obligations [Member] | Current Lease Liabilities [Member]
Disclosure of fair value measurement of assets [line items]
Lease liabilities		$ 6,152,361
Subtotal (leases IFRS)		5,551,645
Subtotal		600,716
At cost [member] | Financial leases obligations [Member] | Non Current Lease Liabilities [Member]
Disclosure of fair value measurement of assets [line items]
Lease liabilities		29,009,023
Subtotal (leases IFRS)		10,186,076
Subtotal		$ 18,822,947
At cost [member] | Financial leases obligations [Member] | Financial Lease Obligations One [Member] | UF [Member] | Non Current Lease Liabilities [Member]
Disclosure of fair value measurement of assets [line items]
Debtor Tax ID		79,862,750-3
Debtor country		Chile
Lending party Tax ID		97,030,000-7
Creditor country		Chile
Currency		UF
Lease liabilities		$ 381,381
Type of amortization		Monthly
Interest Rate		2.14%
At cost [member] | Financial leases obligations [Member] | Financial Lease Obligations One [Member] | UF [Member] | Transportes CCU Limitada [Member] | Current Lease Liabilities [Member]
Disclosure of fair value measurement of assets [line items]
Debtor Tax ID		79,862,750-3
Debtor country		Chile
Lending party Tax ID		97,030,000-7
Creditor country		Chile
Currency		UF
Lease liabilities		$ 158,066
Type of amortization		Monthly
Interest Rate		2.14%
At cost [member] | Financial leases obligations [Member] | Financial Lease Obligations Two [Member] | UF [Member] | Non Current Lease Liabilities [Member]
Disclosure of fair value measurement of assets [line items]
Debtor Tax ID		90,413,000-1
Debtor country		Chile
Lending party Tax ID		99,012,000-5
Creditor country		Chile
Currency		UF
Lease liabilities		$ 18,441,566
Type of amortization		Monthly
Interest Rate		3.95%
At cost [member] | Financial leases obligations [Member] | Financial Lease Obligations Two [Member] | UF [Member] | Compania Cervecerias Unidas S.A. [Member] | Current Lease Liabilities [Member]
Disclosure of fair value measurement of assets [line items]
Debtor Tax ID		90,413,000-1
Debtor country		Chile
Lending party Tax ID		99,012,000-5
Creditor country		Chile
Currency		UF
Lease liabilities		$ 442,650
Type of amortization		Monthly
Interest Rate		3.95%
At cost [member] | Financial leases obligations [Member] | Financial Lease Obligations Three [Member] | CLP [Member] | Non Current Lease Liabilities [Member]
Disclosure of fair value measurement of assets [line items]
Debtor Tax ID		0-E
Debtor country		Chile
Creditor country		Chile
Currency		CLP
Lease liabilities		$ 277,646
Type of amortization		Monthly
Interest Rate		4.01%
At cost [member] | Financial leases obligations [Member] | Financial Lease Obligations Three [Member] | CLP [Member] | CCU and subsidiaries [Member] | Current Lease Liabilities [Member]
Disclosure of fair value measurement of assets [line items]
Debtor Tax ID		0-E
Debtor country		Chile
Creditor country		Chile
Currency		CLP
Lease liabilities		$ 665,862
Type of amortization		Monthly
Interest Rate		4.01%
At cost [member] | Financial leases obligations [Member] | Financial Lease Obligations Four [Member] | Euros [Member] | Non Current Lease Liabilities [Member]
Disclosure of fair value measurement of assets [line items]
Debtor Tax ID		0-E
Debtor country		Chile
Creditor country		Chile
Currency		Euros
Lease liabilities		$ 59,971
Type of amortization		Monthly
Interest Rate		1.48%
At cost [member] | Financial leases obligations [Member] | Financial Lease Obligations Four [Member] | Euros [Member] | CCU and subsidiaries [Member] | Current Lease Liabilities [Member]
Disclosure of fair value measurement of assets [line items]
Debtor Tax ID		0-E
Debtor country		Chile
Creditor country		Chile
Currency		Euros
Lease liabilities		$ 119,941
Type of amortization		Monthly
Interest Rate		1.48%
At cost [member] | Financial leases obligations [Member] | Financial Lease Obligations Five [Member] | UF [Member] | Non Current Lease Liabilities [Member]
Disclosure of fair value measurement of assets [line items]
Debtor Tax ID		0-E
Debtor country		Chile
Creditor country		Chile
Currency		UF
Lease liabilities		$ 4,540,874
Type of amortization		Monthly
Interest Rate		1.28%
At cost [member] | Financial leases obligations [Member] | Financial Lease Obligations Five [Member] | UF [Member] | CCU and subsidiaries [Member] | Current Lease Liabilities [Member]
Disclosure of fair value measurement of assets [line items]
Debtor Tax ID		0-E
Debtor country		Chile
Creditor country		Chile
Currency		UF
Lease liabilities		$ 2,527,668
Type of amortization		Monthly
Interest Rate		1.28%
At cost [member] | Financial leases obligations [Member] | Financial Lease Obligations Six [Member] | USD [Member] | Non Current Lease Liabilities [Member]
Disclosure of fair value measurement of assets [line items]
Debtor Tax ID		0-E
Debtor country		Chile
Creditor country		Chile
Currency		USD
Lease liabilities		$ 2,907,612
Type of amortization		Monthly
Interest Rate		3.84%
At cost [member] | Financial leases obligations [Member] | Financial Lease Obligations Six [Member] | USD [Member] | CCU and subsidiaries [Member] | Current Lease Liabilities [Member]
Disclosure of fair value measurement of assets [line items]
Debtor Tax ID		0-E
Debtor country		Chile
Creditor country		Chile
Currency		USD
Lease liabilities		$ 653,994
Type of amortization		Monthly
Interest Rate		3.84%
At cost [member] | Financial leases obligations [Member] | Financial Lease Obligations Seven [Member] | Non Current Lease Liabilities [Member]
Disclosure of fair value measurement of assets [line items]
Debtor Tax ID		0-E
Debtor country		Argentina
Creditor country		Argentina
Currency		ARS
Lease liabilities		$ 217,856
Type of amortization		Monthly
Interest Rate		56.00%
At cost [member] | Financial leases obligations [Member] | Financial Lease Obligations Seven [Member] | ARS [Member] | CCU and subsidiaries [Member] | Current Lease Liabilities [Member]
Disclosure of fair value measurement of assets [line items]
Debtor Tax ID		0-E
Debtor country		Argentina
Creditor country		Argentina
Currency		ARS
Lease liabilities		$ 158,649
Type of amortization		Monthly
Interest Rate		56.00%
At cost [member] | Financial leases obligations [Member] | Financial Lease Obligations Eight [Member] | USD [Member] | Non Current Lease Liabilities [Member]
Disclosure of fair value measurement of assets [line items]
Debtor Tax ID		0-E
Debtor country		Argentina
Creditor country		Argentina
Currency		USD
Lease liabilities		$ 1,994,342
Type of amortization		Monthly
Interest Rate		10.00%
At cost [member] | Financial leases obligations [Member] | Financial Lease Obligations Eight [Member] | USD [Member] | CCU and subsidiaries [Member] | Current Lease Liabilities [Member]
Disclosure of fair value measurement of assets [line items]
Debtor Tax ID		0-E
Debtor country		Argentina
Creditor country		Argentina
Currency		USD
Lease liabilities		$ 1,327,400
Type of amortization		Monthly
Interest Rate		10.00%
At cost [member] | Financial leases obligations [Member] | Financial Lease Obligations Nine [Member] | UYU [Member] | Non Current Lease Liabilities [Member]
Disclosure of fair value measurement of assets [line items]
Debtor Tax ID		0-E
Debtor country		Uruguay
Creditor country		Uruguay
Currency		UYU
Lease liabilities		$ 187,775
Type of amortization		Monthly
Interest Rate		10.02%
At cost [member] | Financial leases obligations [Member] | Financial Lease Obligations Nine [Member] | UYU [Member] | CCU and subsidiaries [Member] | Current Lease Liabilities [Member]
Disclosure of fair value measurement of assets [line items]
Debtor Tax ID		0-E
Debtor country		Uruguay
Creditor country		Uruguay
Currency		UYU
Lease liabilities		$ 98,131
Type of amortization		Monthly
Interest Rate		10.02%
At cost [member] | Not later than three months [member] | Bank borrowings [Member] | Current Lease Liabilities [Member]
Disclosure of fair value measurement of assets [line items]
Lease liabilities	$ 2,527,052
Subtotal (leases IFRS)	2,354,898
Subtotal	172,154
At cost [member] | Not later than three months [member] | Bank borrowings [Member] | Bank Borrowings One [Member] | UF [Member] | Transportes CCU Limitada [Member] | Current Lease Liabilities [Member]
Disclosure of fair value measurement of assets [line items]
Lease liabilities	44,036
At cost [member] | Not later than three months [member] | Bank borrowings [Member] | Bank Borrowings Two [Member] | UF [Member] | Compania Cervecerias Unidas S.A. [Member] | Current Lease Liabilities [Member]
Disclosure of fair value measurement of assets [line items]
Lease liabilities	128,118
At cost [member] | Not later than three months [member] | Bank borrowings [Member] | Bank Borrowings Three [Member] | CLP [Member] | CCU and subsidiaries [Member] | Current Lease Liabilities [Member]
Disclosure of fair value measurement of assets [line items]
Lease liabilities	174,057
At cost [member] | Not later than three months [member] | Bank borrowings [Member] | Bank Borrowings Four [Member] | Euros [Member] | CCU and subsidiaries [Member] | Current Lease Liabilities [Member]
Disclosure of fair value measurement of assets [line items]
Lease liabilities	28,744
At cost [member] | Not later than three months [member] | Bank borrowings [Member] | Bank Borrowings Five [Member] | UF [Member] | CCU and subsidiaries [Member] | Current Lease Liabilities [Member]
Disclosure of fair value measurement of assets [line items]
Lease liabilities	1,700,536
At cost [member] | Not later than three months [member] | Bank borrowings [Member] | Bank Borrowings Six [Member] | USD [Member] | CCU and subsidiaries [Member] | Current Lease Liabilities [Member]
Disclosure of fair value measurement of assets [line items]
Lease liabilities	197,018
At cost [member] | Not later than three months [member] | Bank borrowings [Member] | Bank Borrowings Seven [Member] | ARS [Member] | CCU and subsidiaries [Member] | Current Lease Liabilities [Member]
Disclosure of fair value measurement of assets [line items]
Lease liabilities	40,403
At cost [member] | Not later than three months [member] | Bank borrowings [Member] | Bank Borrowings Eight [Member] | USD [Member] | CCU and subsidiaries [Member] | Current Lease Liabilities [Member]
Disclosure of fair value measurement of assets [line items]
Lease liabilities	186,839
At cost [member] | Not later than three months [member] | Bank borrowings [Member] | Bank Borrowings nine [Member] | UYU [Member] | CCU and subsidiaries [Member] | Current Lease Liabilities [Member]
Disclosure of fair value measurement of assets [line items]
Lease liabilities	27,301
At cost [member] | Not later than three months [member] | Financial leases obligations [Member] | Current Lease Liabilities [Member]
Disclosure of fair value measurement of assets [line items]
Lease liabilities		$ 1,646,160
Subtotal (leases IFRS)		1,497,898
Subtotal		148,262
At cost [member] | Not later than three months [member] | Financial leases obligations [Member] | Financial Lease Obligations One [Member] | UF [Member] | Transportes CCU Limitada [Member] | Current Lease Liabilities [Member]
Disclosure of fair value measurement of assets [line items]
Lease liabilities		39,035
At cost [member] | Not later than three months [member] | Financial leases obligations [Member] | Financial Lease Obligations Two [Member] | UF [Member] | Compania Cervecerias Unidas S.A. [Member] | Current Lease Liabilities [Member]
Disclosure of fair value measurement of assets [line items]
Lease liabilities		109,227
At cost [member] | Not later than three months [member] | Financial leases obligations [Member] | Financial Lease Obligations Three [Member] | CLP [Member] | CCU and subsidiaries [Member] | Current Lease Liabilities [Member]
Disclosure of fair value measurement of assets [line items]
Lease liabilities		252,247
At cost [member] | Not later than three months [member] | Financial leases obligations [Member] | Financial Lease Obligations Four [Member] | Euros [Member] | CCU and subsidiaries [Member] | Current Lease Liabilities [Member]
Disclosure of fair value measurement of assets [line items]
Lease liabilities		29,985
At cost [member] | Not later than three months [member] | Financial leases obligations [Member] | Financial Lease Obligations Five [Member] | UF [Member] | CCU and subsidiaries [Member] | Current Lease Liabilities [Member]
Disclosure of fair value measurement of assets [line items]
Lease liabilities		651,005
At cost [member] | Not later than three months [member] | Financial leases obligations [Member] | Financial Lease Obligations Six [Member] | USD [Member] | CCU and subsidiaries [Member] | Current Lease Liabilities [Member]
Disclosure of fair value measurement of assets [line items]
Lease liabilities		163,500
At cost [member] | Not later than three months [member] | Financial leases obligations [Member] | Financial Lease Obligations Seven [Member] | ARS [Member] | CCU and subsidiaries [Member] | Current Lease Liabilities [Member]
Disclosure of fair value measurement of assets [line items]
Lease liabilities		42,018
At cost [member] | Not later than three months [member] | Financial leases obligations [Member] | Financial Lease Obligations Eight [Member] | USD [Member] | CCU and subsidiaries [Member] | Current Lease Liabilities [Member]
Disclosure of fair value measurement of assets [line items]
Lease liabilities		331,849
At cost [member] | Not later than three months [member] | Financial leases obligations [Member] | Financial Lease Obligations Nine [Member] | UYU [Member] | CCU and subsidiaries [Member] | Current Lease Liabilities [Member]
Disclosure of fair value measurement of assets [line items]
Lease liabilities		27,294
At cost [member] | Later than three months and not later than one year [member] | Bank borrowings [Member] | Current Lease Liabilities [Member]
Disclosure of fair value measurement of assets [line items]
Lease liabilities	6,593,564
Subtotal (leases IFRS)	6,069,159
Subtotal	524,405
At cost [member] | Later than three months and not later than one year [member] | Bank borrowings [Member] | Bank Borrowings One [Member] | UF [Member] | Transportes CCU Limitada [Member] | Current Lease Liabilities [Member]
Disclosure of fair value measurement of assets [line items]
Lease liabilities	133,285
At cost [member] | Later than three months and not later than one year [member] | Bank borrowings [Member] | Bank Borrowings Two [Member] | UF [Member] | Compania Cervecerias Unidas S.A. [Member] | Current Lease Liabilities [Member]
Disclosure of fair value measurement of assets [line items]
Lease liabilities	391,120
At cost [member] | Later than three months and not later than one year [member] | Bank borrowings [Member] | Bank Borrowings Three [Member] | CLP [Member] | CCU and subsidiaries [Member] | Current Lease Liabilities [Member]
Disclosure of fair value measurement of assets [line items]
Lease liabilities	182,644
At cost [member] | Later than three months and not later than one year [member] | Bank borrowings [Member] | Bank Borrowings Four [Member] | Euros [Member] | CCU and subsidiaries [Member] | Current Lease Liabilities [Member]
Disclosure of fair value measurement of assets [line items]
Lease liabilities	28,744
At cost [member] | Later than three months and not later than one year [member] | Bank borrowings [Member] | Bank Borrowings Five [Member] | UF [Member] | CCU and subsidiaries [Member] | Current Lease Liabilities [Member]
Disclosure of fair value measurement of assets [line items]
Lease liabilities	4,205,015
At cost [member] | Later than three months and not later than one year [member] | Bank borrowings [Member] | Bank Borrowings Six [Member] | USD [Member] | CCU and subsidiaries [Member] | Current Lease Liabilities [Member]
Disclosure of fair value measurement of assets [line items]
Lease liabilities	898,826
At cost [member] | Later than three months and not later than one year [member] | Bank borrowings [Member] | Bank Borrowings Seven [Member] | ARS [Member] | CCU and subsidiaries [Member] | Current Lease Liabilities [Member]
Disclosure of fair value measurement of assets [line items]
Lease liabilities	120,954
At cost [member] | Later than three months and not later than one year [member] | Bank borrowings [Member] | Bank Borrowings Eight [Member] | USD [Member] | CCU and subsidiaries [Member] | Current Lease Liabilities [Member]
Disclosure of fair value measurement of assets [line items]
Lease liabilities	551,073
At cost [member] | Later than three months and not later than one year [member] | Bank borrowings [Member] | Bank Borrowings nine [Member] | UYU [Member] | CCU and subsidiaries [Member] | Current Lease Liabilities [Member]
Disclosure of fair value measurement of assets [line items]
Lease liabilities	81,903
At cost [member] | Later than three months and not later than one year [member] | Financial leases obligations [Member] | Current Lease Liabilities [Member]
Disclosure of fair value measurement of assets [line items]
Lease liabilities		4,506,201
Subtotal (leases IFRS)		4,053,747
Subtotal		452,454
At cost [member] | Later than three months and not later than one year [member] | Financial leases obligations [Member] | Financial Lease Obligations One [Member] | UF [Member] | Transportes CCU Limitada [Member] | Current Lease Liabilities [Member]
Disclosure of fair value measurement of assets [line items]
Lease liabilities		119,031
At cost [member] | Later than three months and not later than one year [member] | Financial leases obligations [Member] | Financial Lease Obligations Two [Member] | UF [Member] | Compania Cervecerias Unidas S.A. [Member] | Current Lease Liabilities [Member]
Disclosure of fair value measurement of assets [line items]
Lease liabilities		333,423
At cost [member] | Later than three months and not later than one year [member] | Financial leases obligations [Member] | Financial Lease Obligations Three [Member] | CLP [Member] | CCU and subsidiaries [Member] | Current Lease Liabilities [Member]
Disclosure of fair value measurement of assets [line items]
Lease liabilities		413,615
At cost [member] | Later than three months and not later than one year [member] | Financial leases obligations [Member] | Financial Lease Obligations Four [Member] | Euros [Member] | CCU and subsidiaries [Member] | Current Lease Liabilities [Member]
Disclosure of fair value measurement of assets [line items]
Lease liabilities		89,956
At cost [member] | Later than three months and not later than one year [member] | Financial leases obligations [Member] | Financial Lease Obligations Five [Member] | UF [Member] | CCU and subsidiaries [Member] | Current Lease Liabilities [Member]
Disclosure of fair value measurement of assets [line items]
Lease liabilities		1,876,663
At cost [member] | Later than three months and not later than one year [member] | Financial leases obligations [Member] | Financial Lease Obligations Six [Member] | USD [Member] | CCU and subsidiaries [Member] | Current Lease Liabilities [Member]
Disclosure of fair value measurement of assets [line items]
Lease liabilities		490,494
At cost [member] | Later than three months and not later than one year [member] | Financial leases obligations [Member] | Financial Lease Obligations Seven [Member] | ARS [Member] | CCU and subsidiaries [Member] | Current Lease Liabilities [Member]
Disclosure of fair value measurement of assets [line items]
Lease liabilities		116,631
At cost [member] | Later than three months and not later than one year [member] | Financial leases obligations [Member] | Financial Lease Obligations Eight [Member] | USD [Member] | CCU and subsidiaries [Member] | Current Lease Liabilities [Member]
Disclosure of fair value measurement of assets [line items]
Lease liabilities		995,551
At cost [member] | Later than three months and not later than one year [member] | Financial leases obligations [Member] | Financial Lease Obligations Nine [Member] | UYU [Member] | CCU and subsidiaries [Member] | Current Lease Liabilities [Member]
Disclosure of fair value measurement of assets [line items]
Lease liabilities		70,837
At cost [member] | Later than five years [member] | Bank borrowings [Member] | Non Current Lease Liabilities [Member]
Disclosure of fair value measurement of assets [line items]
Lease liabilities	19,039,930
Subtotal (leases IFRS)	935,657
Subtotal	18,104,273
At cost [member] | Later than five years [member] | Bank borrowings [Member] | Bank Borrowings One [Member] | UF [Member] | Transportes CCU Limitada [Member] | Non Current Lease Liabilities [Member]
Disclosure of fair value measurement of assets [line items]
Lease liabilities	0
At cost [member] | Later than five years [member] | Bank borrowings [Member] | Bank Borrowings Two [Member] | UF [Member] | Compania Cervecerias Unidas S.A. [Member] | Non Current Lease Liabilities [Member]
Disclosure of fair value measurement of assets [line items]
Lease liabilities	18,104,273
At cost [member] | Later than five years [member] | Bank borrowings [Member] | Bank Borrowings Three [Member] | CLP [Member] | CCU and subsidiaries [Member] | Non Current Lease Liabilities [Member]
Disclosure of fair value measurement of assets [line items]
Lease liabilities	0
At cost [member] | Later than five years [member] | Bank borrowings [Member] | Bank Borrowings Four [Member] | UF [Member] | CCU and subsidiaries [Member] | Non Current Lease Liabilities [Member]
Disclosure of fair value measurement of assets [line items]
Lease liabilities	59,998
At cost [member] | Later than five years [member] | Bank borrowings [Member] | Bank Borrowings Five [Member] | USD [Member] | CCU and subsidiaries [Member] | Non Current Lease Liabilities [Member]
Disclosure of fair value measurement of assets [line items]
Lease liabilities	875,659
At cost [member] | Later than five years [member] | Bank borrowings [Member] | Bank Borrowings Six [Member] | ARS [Member] | CCU and subsidiaries [Member] | Non Current Lease Liabilities [Member]
Disclosure of fair value measurement of assets [line items]
Lease liabilities	0
At cost [member] | Later than five years [member] | Bank borrowings [Member] | Bank Borrowings Seven [Member] | USD [Member] | CCU and subsidiaries [Member] | Non Current Lease Liabilities [Member]
Disclosure of fair value measurement of assets [line items]
Lease liabilities	0
At cost [member] | Later than five years [member] | Bank borrowings [Member] | Bank Borrowings Eight [Member] | UYU [Member] | CCU and subsidiaries [Member] | Non Current Lease Liabilities [Member]
Disclosure of fair value measurement of assets [line items]
Lease liabilities	0
At cost [member] | Later than five years [member] | Financial leases obligations [Member] | Non Current Lease Liabilities [Member]
Disclosure of fair value measurement of assets [line items]
Lease liabilities		18,248,153
Subtotal (leases IFRS)		1,740,320
Subtotal		16,507,833
At cost [member] | Later than five years [member] | Financial leases obligations [Member] | Financial Lease Obligations One [Member] | UF [Member] | Non Current Lease Liabilities [Member]
Disclosure of fair value measurement of assets [line items]
Lease liabilities		0
At cost [member] | Later than five years [member] | Financial leases obligations [Member] | Financial Lease Obligations Two [Member] | UF [Member] | Non Current Lease Liabilities [Member]
Disclosure of fair value measurement of assets [line items]
Lease liabilities		16,507,833
At cost [member] | Later than five years [member] | Financial leases obligations [Member] | Financial Lease Obligations Three [Member] | CLP [Member] | Non Current Lease Liabilities [Member]
Disclosure of fair value measurement of assets [line items]
Lease liabilities		0
At cost [member] | Later than five years [member] | Financial leases obligations [Member] | Financial Lease Obligations Four [Member] | Euros [Member] | Non Current Lease Liabilities [Member]
Disclosure of fair value measurement of assets [line items]
Lease liabilities		0
At cost [member] | Later than five years [member] | Financial leases obligations [Member] | Financial Lease Obligations Five [Member] | UF [Member] | Non Current Lease Liabilities [Member]
Disclosure of fair value measurement of assets [line items]
Lease liabilities		278,559
At cost [member] | Later than five years [member] | Financial leases obligations [Member] | Financial Lease Obligations Six [Member] | USD [Member] | Non Current Lease Liabilities [Member]
Disclosure of fair value measurement of assets [line items]
Lease liabilities		1,461,761
At cost [member] | Later than five years [member] | Financial leases obligations [Member] | Financial Lease Obligations Seven [Member] | Non Current Lease Liabilities [Member]
Disclosure of fair value measurement of assets [line items]
Lease liabilities		0
At cost [member] | Later than five years [member] | Financial leases obligations [Member] | Financial Lease Obligations Eight [Member] | USD [Member] | Non Current Lease Liabilities [Member]
Disclosure of fair value measurement of assets [line items]
Lease liabilities		0
At cost [member] | Later than five years [member] | Financial leases obligations [Member] | Financial Lease Obligations Nine [Member] | UYU [Member] | Non Current Lease Liabilities [Member]
Disclosure of fair value measurement of assets [line items]
Lease liabilities		0
At cost [member] | Later than one year and not later than three years [member] | Bank borrowings [Member] | Non Current Lease Liabilities [Member]
Disclosure of fair value measurement of assets [line items]
Lease liabilities	9,122,405
Subtotal (leases IFRS)	7,857,731
Subtotal	1,264,674
At cost [member] | Later than one year and not later than three years [member] | Bank borrowings [Member] | Bank Borrowings One [Member] | UF [Member] | Transportes CCU Limitada [Member] | Non Current Lease Liabilities [Member]
Disclosure of fair value measurement of assets [line items]
Lease liabilities	170,055
At cost [member] | Later than one year and not later than three years [member] | Bank borrowings [Member] | Bank Borrowings Two [Member] | UF [Member] | Compania Cervecerias Unidas S.A. [Member] | Non Current Lease Liabilities [Member]
Disclosure of fair value measurement of assets [line items]
Lease liabilities	1,094,619
At cost [member] | Later than one year and not later than three years [member] | Bank borrowings [Member] | Bank Borrowings Three [Member] | CLP [Member] | CCU and subsidiaries [Member] | Non Current Lease Liabilities [Member]
Disclosure of fair value measurement of assets [line items]
Lease liabilities	30,814
At cost [member] | Later than one year and not later than three years [member] | Bank borrowings [Member] | Bank Borrowings Four [Member] | UF [Member] | CCU and subsidiaries [Member] | Non Current Lease Liabilities [Member]
Disclosure of fair value measurement of assets [line items]
Lease liabilities	6,590,796
At cost [member] | Later than one year and not later than three years [member] | Bank borrowings [Member] | Bank Borrowings Five [Member] | USD [Member] | CCU and subsidiaries [Member] | Non Current Lease Liabilities [Member]
Disclosure of fair value measurement of assets [line items]
Lease liabilities	539,308
At cost [member] | Later than one year and not later than three years [member] | Bank borrowings [Member] | Bank Borrowings Six [Member] | ARS [Member] | CCU and subsidiaries [Member] | Non Current Lease Liabilities [Member]
Disclosure of fair value measurement of assets [line items]
Lease liabilities	132,171
At cost [member] | Later than one year and not later than three years [member] | Bank borrowings [Member] | Bank Borrowings Seven [Member] | USD [Member] | CCU and subsidiaries [Member] | Non Current Lease Liabilities [Member]
Disclosure of fair value measurement of assets [line items]
Lease liabilities	427,261
At cost [member] | Later than one year and not later than three years [member] | Bank borrowings [Member] | Bank Borrowings Eight [Member] | UYU [Member] | CCU and subsidiaries [Member] | Non Current Lease Liabilities [Member]
Disclosure of fair value measurement of assets [line items]
Lease liabilities	137,381
At cost [member] | Later than one year and not later than three years [member] | Financial leases obligations [Member] | Non Current Lease Liabilities [Member]
Disclosure of fair value measurement of assets [line items]
Lease liabilities		8,224,925
Subtotal (leases IFRS)		7,030,262
Subtotal		1,194,663
At cost [member] | Later than one year and not later than three years [member] | Financial leases obligations [Member] | Financial Lease Obligations One [Member] | UF [Member] | Non Current Lease Liabilities [Member]
Disclosure of fair value measurement of assets [line items]
Lease liabilities		261,722
At cost [member] | Later than one year and not later than three years [member] | Financial leases obligations [Member] | Financial Lease Obligations Two [Member] | UF [Member] | Non Current Lease Liabilities [Member]
Disclosure of fair value measurement of assets [line items]
Lease liabilities		932,941
At cost [member] | Later than one year and not later than three years [member] | Financial leases obligations [Member] | Financial Lease Obligations Three [Member] | CLP [Member] | Non Current Lease Liabilities [Member]
Disclosure of fair value measurement of assets [line items]
Lease liabilities		277,646
At cost [member] | Later than one year and not later than three years [member] | Financial leases obligations [Member] | Financial Lease Obligations Four [Member] | Euros [Member] | Non Current Lease Liabilities [Member]
Disclosure of fair value measurement of assets [line items]
Lease liabilities		59,971
At cost [member] | Later than one year and not later than three years [member] | Financial leases obligations [Member] | Financial Lease Obligations Five [Member] | UF [Member] | Non Current Lease Liabilities [Member]
Disclosure of fair value measurement of assets [line items]
Lease liabilities		3,337,057
At cost [member] | Later than one year and not later than three years [member] | Financial leases obligations [Member] | Financial Lease Obligations Six [Member] | USD [Member] | Non Current Lease Liabilities [Member]
Disclosure of fair value measurement of assets [line items]
Lease liabilities		998,760
At cost [member] | Later than one year and not later than three years [member] | Financial leases obligations [Member] | Financial Lease Obligations Seven [Member] | Non Current Lease Liabilities [Member]
Disclosure of fair value measurement of assets [line items]
Lease liabilities		217,856
At cost [member] | Later than one year and not later than three years [member] | Financial leases obligations [Member] | Financial Lease Obligations Eight [Member] | USD [Member] | Non Current Lease Liabilities [Member]
Disclosure of fair value measurement of assets [line items]
Lease liabilities		1,994,342
At cost [member] | Later than one year and not later than three years [member] | Financial leases obligations [Member] | Financial Lease Obligations Nine [Member] | UYU [Member] | Non Current Lease Liabilities [Member]
Disclosure of fair value measurement of assets [line items]
Lease liabilities		144,630
At cost [member] | Later than three years and not later than five years [member] | Bank borrowings [Member] | Non Current Lease Liabilities [Member]
Disclosure of fair value measurement of assets [line items]
Lease liabilities	3,144,217
Subtotal (leases IFRS)	1,917,000
Subtotal	1,227,217
At cost [member] | Later than three years and not later than five years [member] | Bank borrowings [Member] | Bank Borrowings One [Member] | UF [Member] | Transportes CCU Limitada [Member] | Non Current Lease Liabilities [Member]
Disclosure of fair value measurement of assets [line items]
Lease liabilities	52,636
At cost [member] | Later than three years and not later than five years [member] | Bank borrowings [Member] | Bank Borrowings Two [Member] | UF [Member] | Compania Cervecerias Unidas S.A. [Member] | Non Current Lease Liabilities [Member]
Disclosure of fair value measurement of assets [line items]
Lease liabilities	1,174,581
At cost [member] | Later than three years and not later than five years [member] | Bank borrowings [Member] | Bank Borrowings Three [Member] | CLP [Member] | CCU and subsidiaries [Member] | Non Current Lease Liabilities [Member]
Disclosure of fair value measurement of assets [line items]
Lease liabilities	0
At cost [member] | Later than three years and not later than five years [member] | Bank borrowings [Member] | Bank Borrowings Four [Member] | UF [Member] | CCU and subsidiaries [Member] | Non Current Lease Liabilities [Member]
Disclosure of fair value measurement of assets [line items]
Lease liabilities	1,694,284
At cost [member] | Later than three years and not later than five years [member] | Bank borrowings [Member] | Bank Borrowings Five [Member] | USD [Member] | CCU and subsidiaries [Member] | Non Current Lease Liabilities [Member]
Disclosure of fair value measurement of assets [line items]
Lease liabilities	203,634
At cost [member] | Later than three years and not later than five years [member] | Bank borrowings [Member] | Bank Borrowings Six [Member] | ARS [Member] | CCU and subsidiaries [Member] | Non Current Lease Liabilities [Member]
Disclosure of fair value measurement of assets [line items]
Lease liabilities	0
At cost [member] | Later than three years and not later than five years [member] | Bank borrowings [Member] | Bank Borrowings Seven [Member] | USD [Member] | CCU and subsidiaries [Member] | Non Current Lease Liabilities [Member]
Disclosure of fair value measurement of assets [line items]
Lease liabilities	0
At cost [member] | Later than three years and not later than five years [member] | Bank borrowings [Member] | Bank Borrowings Eight [Member] | UYU [Member] | CCU and subsidiaries [Member] | Non Current Lease Liabilities [Member]
Disclosure of fair value measurement of assets [line items]
Lease liabilities	19,082
At cost [member] | Later than three years and not later than five years [member] | Financial leases obligations [Member] | Non Current Lease Liabilities [Member]
Disclosure of fair value measurement of assets [line items]
Lease liabilities		2,535,945
Subtotal (leases IFRS)		1,415,494
Subtotal		1,120,451
At cost [member] | Later than three years and not later than five years [member] | Financial leases obligations [Member] | Financial Lease Obligations One [Member] | UF [Member] | Non Current Lease Liabilities [Member]
Disclosure of fair value measurement of assets [line items]
Lease liabilities		119,659
At cost [member] | Later than three years and not later than five years [member] | Financial leases obligations [Member] | Financial Lease Obligations Two [Member] | UF [Member] | Non Current Lease Liabilities [Member]
Disclosure of fair value measurement of assets [line items]
Lease liabilities		1,000,792
At cost [member] | Later than three years and not later than five years [member] | Financial leases obligations [Member] | Financial Lease Obligations Three [Member] | CLP [Member] | Non Current Lease Liabilities [Member]
Disclosure of fair value measurement of assets [line items]
Lease liabilities		0
At cost [member] | Later than three years and not later than five years [member] | Financial leases obligations [Member] | Financial Lease Obligations Four [Member] | Euros [Member] | Non Current Lease Liabilities [Member]
Disclosure of fair value measurement of assets [line items]
Lease liabilities		0
At cost [member] | Later than three years and not later than five years [member] | Financial leases obligations [Member] | Financial Lease Obligations Five [Member] | UF [Member] | Non Current Lease Liabilities [Member]
Disclosure of fair value measurement of assets [line items]
Lease liabilities		925,258
At cost [member] | Later than three years and not later than five years [member] | Financial leases obligations [Member] | Financial Lease Obligations Six [Member] | USD [Member] | Non Current Lease Liabilities [Member]
Disclosure of fair value measurement of assets [line items]
Lease liabilities		447,091
At cost [member] | Later than three years and not later than five years [member] | Financial leases obligations [Member] | Financial Lease Obligations Seven [Member] | Non Current Lease Liabilities [Member]
Disclosure of fair value measurement of assets [line items]
Lease liabilities		0
At cost [member] | Later than three years and not later than five years [member] | Financial leases obligations [Member] | Financial Lease Obligations Eight [Member] | USD [Member] | Non Current Lease Liabilities [Member]
Disclosure of fair value measurement of assets [line items]
Lease liabilities		0
At cost [member] | Later than three years and not later than five years [member] | Financial leases obligations [Member] | Financial Lease Obligations Nine [Member] | UYU [Member] | Non Current Lease Liabilities [Member]
Disclosure of fair value measurement of assets [line items]
Lease liabilities		43,145
Nominal Value [Member] | Bank borrowings [Member] | Current Lease Liabilities [Member]
Disclosure of fair value measurement of assets [line items]
Lease liabilities	10,411,322
Subtotal (leases IFRS)	9,004,035
Subtotal	1,407,287
Nominal Value [Member] | Bank borrowings [Member] | Non Current Lease Liabilities [Member]
Disclosure of fair value measurement of assets [line items]
Lease liabilities	41,669,396
Subtotal (leases IFRS)	12,036,885
Subtotal	$ 29,632,511
Nominal Value [Member] | Bank borrowings [Member] | Bank Borrowings One [Member] | UF [Member] | Transportes CCU Limitada [Member] | Current Lease Liabilities [Member]
Disclosure of fair value measurement of assets [line items]
Debtor Tax ID	79,862,750-3
Debtor country	Chile
Lending party Tax ID	97,030,000-7
Creditor country	Chile
Currency	UF
Lease liabilities	$ 190,916
Type of amortization	Monthly
Nominal Value [Member] | Bank borrowings [Member] | Bank Borrowings One [Member] | UF [Member] | Transportes CCU Limitada [Member] | Non Current Lease Liabilities [Member]
Disclosure of fair value measurement of assets [line items]
Debtor Tax ID	79,862,750-3
Debtor country	Chile
Lending party Tax ID	97,030,000-7
Creditor country	Chile
Currency	UF
Lease liabilities	$ 236,894
Type of amortization	Monthly
Nominal Value [Member] | Bank borrowings [Member] | Bank Borrowings Two [Member] | UF [Member] | Compania Cervecerias Unidas S.A. [Member] | Current Lease Liabilities [Member]
Disclosure of fair value measurement of assets [line items]
Debtor Tax ID	90,413,000-1
Debtor country	Chile
Lending party Tax ID	99,012,000-5
Creditor country	Chile
Currency	UF
Lease liabilities	$ 1,216,371
Type of amortization	Monthly
Nominal Value [Member] | Bank borrowings [Member] | Bank Borrowings Two [Member] | UF [Member] | Compania Cervecerias Unidas S.A. [Member] | Non Current Lease Liabilities [Member]
Disclosure of fair value measurement of assets [line items]
Debtor Tax ID	90,413,000-1
Debtor country	Chile
Lending party Tax ID	99,012,000-5
Creditor country	Chile
Currency	UF
Lease liabilities	$ 29,395,617
Type of amortization	Monthly
Nominal Value [Member] | Bank borrowings [Member] | Bank Borrowings Three [Member] | CLP [Member] | CCU and subsidiaries [Member] | Current Lease Liabilities [Member]
Disclosure of fair value measurement of assets [line items]
Debtor Tax ID	0-E
Debtor country	Chile
Creditor country	Chile
Currency	CLP
Lease liabilities	$ 360,214
Type of amortization	Monthly
Nominal Value [Member] | Bank borrowings [Member] | Bank Borrowings Three [Member] | CLP [Member] | CCU and subsidiaries [Member] | Non Current Lease Liabilities [Member]
Disclosure of fair value measurement of assets [line items]
Debtor Tax ID	0-E
Debtor country	Chile
Creditor country	Chile
Currency	CLP
Lease liabilities	$ 44,116
Type of amortization	Monthly
Nominal Value [Member] | Bank borrowings [Member] | Bank Borrowings Four [Member] | Euros [Member] | CCU and subsidiaries [Member] | Current Lease Liabilities [Member]
Disclosure of fair value measurement of assets [line items]
Debtor Tax ID	0-E
Debtor country	Chile
Creditor country	Chile
Currency	Euros
Lease liabilities	$ 59,382
Type of amortization	Monthly
Nominal Value [Member] | Bank borrowings [Member] | Bank Borrowings Four [Member] | UF [Member] | CCU and subsidiaries [Member] | Non Current Lease Liabilities [Member]
Disclosure of fair value measurement of assets [line items]
Debtor Tax ID	0-E
Debtor country	Chile
Creditor country	Chile
Currency	UF
Lease liabilities	$ 8,750,022
Type of amortization	Monthly
Nominal Value [Member] | Bank borrowings [Member] | Bank Borrowings Five [Member] | USD [Member] | CCU and subsidiaries [Member] | Non Current Lease Liabilities [Member]
Disclosure of fair value measurement of assets [line items]
Debtor Tax ID	0-E
Debtor country	Chile
Creditor country	Chile
Currency	USD
Lease liabilities	$ 2,332,953
Type of amortization	Monthly
Nominal Value [Member] | Bank borrowings [Member] | Bank Borrowings Five [Member] | UF [Member] | CCU and subsidiaries [Member] | Current Lease Liabilities [Member]
Disclosure of fair value measurement of assets [line items]
Debtor Tax ID	0-E
Debtor country	Chile
Creditor country	Chile
Currency	UF
Lease liabilities	$ 6,080,375
Type of amortization	Monthly
Nominal Value [Member] | Bank borrowings [Member] | Bank Borrowings Six [Member] | USD [Member] | CCU and subsidiaries [Member] | Current Lease Liabilities [Member]
Disclosure of fair value measurement of assets [line items]
Debtor Tax ID	0-E
Debtor country	Chile
Creditor country	Chile
Currency	USD
Lease liabilities	$ 1,210,648
Type of amortization	Monthly
Nominal Value [Member] | Bank borrowings [Member] | Bank Borrowings Six [Member] | ARS [Member] | CCU and subsidiaries [Member] | Non Current Lease Liabilities [Member]
Disclosure of fair value measurement of assets [line items]
Debtor Tax ID	0-E
Debtor country	Argentina
Creditor country	Argentina
Currency	ARS
Lease liabilities	$ 201,342
Type of amortization	Monthly
Nominal Value [Member] | Bank borrowings [Member] | Bank Borrowings Seven [Member] | CCU and subsidiaries [Member] | Current Lease Liabilities [Member]
Disclosure of fair value measurement of assets [line items]
Debtor Tax ID	0-E
Debtor country	Argentina
Creditor country	Argentina
Currency	ARS
Lease liabilities	$ 283,309
Type of amortization	Monthly
Nominal Value [Member] | Bank borrowings [Member] | Bank Borrowings Seven [Member] | USD [Member] | CCU and subsidiaries [Member] | Non Current Lease Liabilities [Member]
Disclosure of fair value measurement of assets [line items]
Debtor Tax ID	0-E
Debtor country	Argentina
Creditor country	Argentina
Currency	USD
Lease liabilities	$ 516,106
Type of amortization	Monthly
Nominal Value [Member] | Bank borrowings [Member] | Bank Borrowings Eight [Member] | USD [Member] | CCU and subsidiaries [Member] | Current Lease Liabilities [Member]
Disclosure of fair value measurement of assets [line items]
Debtor Tax ID	0-E
Debtor country	Argentina
Creditor country	Argentina
Currency	USD
Lease liabilities	$ 879,394
Type of amortization	Monthly
Nominal Value [Member] | Bank borrowings [Member] | Bank Borrowings Eight [Member] | UYU [Member] | CCU and subsidiaries [Member] | Non Current Lease Liabilities [Member]
Disclosure of fair value measurement of assets [line items]
Debtor Tax ID	0-E
Debtor country	Uruguay
Creditor country	Uruguay
Currency	UYU
Lease liabilities	$ 192,346
Type of amortization	Monthly
Nominal Value [Member] | Bank borrowings [Member] | Bank Borrowings nine [Member] | UYU [Member] | CCU and subsidiaries [Member] | Current Lease Liabilities [Member]
Disclosure of fair value measurement of assets [line items]
Debtor Tax ID	0-E
Debtor country	Uruguay
Creditor country	Uruguay
Currency	UYU
Lease liabilities	$ 130,713
Type of amortization	Monthly
Nominal Value [Member] | Financial leases obligations [Member] | Current Lease Liabilities [Member]
Disclosure of fair value measurement of assets [line items]
Lease liabilities		7,331,695
Subtotal (leases IFRS)		6,133,970
Subtotal		1,197,725
Nominal Value [Member] | Financial leases obligations [Member] | Non Current Lease Liabilities [Member]
Disclosure of fair value measurement of assets [line items]
Lease liabilities		38,439,503
Subtotal (leases IFRS)		12,345,446
Subtotal		$ 26,094,057
Nominal Value [Member] | Financial leases obligations [Member] | Financial Lease Obligations One [Member] | UF [Member] | Transportes CCU Limitada [Member] | Current Lease Liabilities [Member]
Disclosure of fair value measurement of assets [line items]
Debtor Tax ID		79,862,750-3
Debtor country		Chile
Lending party Tax ID		97,030,000-7
Creditor country		Chile
Currency		UF
Lease liabilities		$ 177,122
Type of amortization		Monthly
Nominal Value [Member] | Financial leases obligations [Member] | Financial Lease Obligations One [Member] | UF [Member] | Transportes CCU Limitada [Member] | Non Current Lease Liabilities [Member]
Disclosure of fair value measurement of assets [line items]
Debtor Tax ID		79,862,750-3
Debtor country		Chile
Lending party Tax ID		97,030,000-7
Creditor country		Chile
Currency		UF
Lease liabilities		$ 408,904
Type of amortization		Monthly
Nominal Value [Member] | Financial leases obligations [Member] | Financial Lease Obligations Two [Member] | UF [Member] | Compania Cervecerias Unidas S.A. [Member] | Current Lease Liabilities [Member]
Disclosure of fair value measurement of assets [line items]
Debtor Tax ID		90,413,000-1
Debtor country		Chile
Lending party Tax ID		99,012,000-5
Creditor country		Chile
Currency		UF
Lease liabilities		$ 1,020,603
Type of amortization		Monthly
Nominal Value [Member] | Financial leases obligations [Member] | Financial Lease Obligations Two [Member] | UF [Member] | Compania Cervecerias Unidas S.A. [Member] | Non Current Lease Liabilities [Member]
Disclosure of fair value measurement of assets [line items]
Debtor Tax ID		90,413,000-1
Debtor country		Chile
Lending party Tax ID		99,012,000-5
Creditor country		Chile
Currency		UF
Lease liabilities		$ 25,685,153
Type of amortization		Monthly
Nominal Value [Member] | Financial leases obligations [Member] | Financial Lease Obligations Three [Member] | CLP [Member] | Current Lease Liabilities [Member]
Disclosure of fair value measurement of assets [line items]
Debtor Tax ID		0-E
Nominal Value [Member] | Financial leases obligations [Member] | Financial Lease Obligations Three [Member] | CLP [Member] | CCU and subsidiaries [Member] | Current Lease Liabilities [Member]
Disclosure of fair value measurement of assets [line items]
Debtor country		Chile
Creditor country		Chile
Currency		CLP
Lease liabilities		$ 782,021
Type of amortization		Monthly
Nominal Value [Member] | Financial leases obligations [Member] | Financial Lease Obligations Three [Member] | CLP [Member] | CCU and subsidiaries [Member] | Non Current Lease Liabilities [Member]
Disclosure of fair value measurement of assets [line items]
Debtor Tax ID		0-E
Debtor country		Chile
Creditor country		Chile
Currency		CLP
Lease liabilities		$ 373,997
Type of amortization		Monthly
Nominal Value [Member] | Financial leases obligations [Member] | Financial Lease Obligations Four [Member] | Euros [Member] | Current Lease Liabilities [Member]
Disclosure of fair value measurement of assets [line items]
Debtor Tax ID		0-E
Nominal Value [Member] | Financial leases obligations [Member] | Financial Lease Obligations Four [Member] | Euros [Member] | CCU and subsidiaries [Member] | Current Lease Liabilities [Member]
Disclosure of fair value measurement of assets [line items]
Debtor country		Chile
Creditor country		Chile
Currency		Euros
Lease liabilities		$ 123,911
Type of amortization		Monthly
Nominal Value [Member] | Financial leases obligations [Member] | Financial Lease Obligations Four [Member] | Euros [Member] | CCU and subsidiaries [Member] | Non Current Lease Liabilities [Member]
Disclosure of fair value measurement of assets [line items]
Debtor Tax ID		0-E
Debtor country		Chile
Creditor country		Chile
Currency		Euros
Lease liabilities		$ 72,281
Type of amortization		Monthly
Nominal Value [Member] | Financial leases obligations [Member] | Financial Lease Obligations Five [Member] | UF [Member] | Current Lease Liabilities [Member]
Disclosure of fair value measurement of assets [line items]
Debtor Tax ID		0-E
Nominal Value [Member] | Financial leases obligations [Member] | Financial Lease Obligations Five [Member] | UF [Member] | CCU and subsidiaries [Member] | Current Lease Liabilities [Member]
Disclosure of fair value measurement of assets [line items]
Debtor country		Chile
Creditor country		Chile
Currency		UF
Lease liabilities		$ 2,480,017
Type of amortization		Monthly
Nominal Value [Member] | Financial leases obligations [Member] | Financial Lease Obligations Five [Member] | UF [Member] | CCU and subsidiaries [Member] | Non Current Lease Liabilities [Member]
Disclosure of fair value measurement of assets [line items]
Debtor Tax ID		0-E
Debtor country		Chile
Creditor country		Chile
Currency		UF
Lease liabilities		$ 4,815,139
Type of amortization		Monthly
Nominal Value [Member] | Financial leases obligations [Member] | Financial Lease Obligations Six [Member] | USD [Member] | Current Lease Liabilities [Member]
Disclosure of fair value measurement of assets [line items]
Debtor Tax ID		0-E
Nominal Value [Member] | Financial leases obligations [Member] | Financial Lease Obligations Six [Member] | USD [Member] | CCU and subsidiaries [Member] | Current Lease Liabilities [Member]
Disclosure of fair value measurement of assets [line items]
Debtor country		Chile
Creditor country		Chile
Currency		USD
Lease liabilities		$ 774,371
Type of amortization		Monthly
Nominal Value [Member] | Financial leases obligations [Member] | Financial Lease Obligations Six [Member] | USD [Member] | CCU and subsidiaries [Member] | Non Current Lease Liabilities [Member]
Disclosure of fair value measurement of assets [line items]
Debtor Tax ID		0-E
Debtor country		Chile
Creditor country		Chile
Currency		USD
Lease liabilities		$ 4,087,867
Type of amortization		Monthly
Nominal Value [Member] | Financial leases obligations [Member] | Financial Lease Obligations Seven [Member] | ARS [Member] | Current Lease Liabilities [Member]
Disclosure of fair value measurement of assets [line items]
Debtor Tax ID		0-E
Nominal Value [Member] | Financial leases obligations [Member] | Financial Lease Obligations Seven [Member] | ARS [Member] | CCU and subsidiaries [Member] | Current Lease Liabilities [Member]
Disclosure of fair value measurement of assets [line items]
Debtor country		Argentina
Creditor country		Argentina
Currency		ARS
Lease liabilities		$ 293,569
Type of amortization		Monthly
Nominal Value [Member] | Financial leases obligations [Member] | Financial Lease Obligations Seven [Member] | ARS [Member] | CCU and subsidiaries [Member] | Non Current Lease Liabilities [Member]
Disclosure of fair value measurement of assets [line items]
Debtor Tax ID		0-E
Debtor country		Argentina
Creditor country		Argentina
Currency		ARS
Lease liabilities		$ 360,458
Type of amortization		Monthly
Nominal Value [Member] | Financial leases obligations [Member] | Financial Lease Obligations Eight [Member] | USD [Member] | Current Lease Liabilities [Member]
Disclosure of fair value measurement of assets [line items]
Debtor Tax ID		0-E
Nominal Value [Member] | Financial leases obligations [Member] | Financial Lease Obligations Eight [Member] | USD [Member] | CCU and subsidiaries [Member] | Current Lease Liabilities [Member]
Disclosure of fair value measurement of assets [line items]
Debtor country		Argentina
Creditor country		Argentina
Currency		USD
Lease liabilities		$ 1,577,857
Type of amortization		Monthly
Nominal Value [Member] | Financial leases obligations [Member] | Financial Lease Obligations Eight [Member] | USD [Member] | CCU and subsidiaries [Member] | Non Current Lease Liabilities [Member]
Disclosure of fair value measurement of assets [line items]
Debtor Tax ID		0-E
Debtor country		Argentina
Creditor country		Argentina
Currency		USD
Lease liabilities		$ 2,396,449
Type of amortization		Monthly
Nominal Value [Member] | Financial leases obligations [Member] | Financial Lease Obligations Nine [Member] | UYU [Member] | Current Lease Liabilities [Member]
Disclosure of fair value measurement of assets [line items]
Debtor Tax ID		0-E
Nominal Value [Member] | Financial leases obligations [Member] | Financial Lease Obligations Nine [Member] | UYU [Member] | CCU and subsidiaries [Member] | Current Lease Liabilities [Member]
Disclosure of fair value measurement of assets [line items]
Debtor country		Uruguay
Creditor country		Uruguay
Currency		UYU
Lease liabilities		$ 102,224
Type of amortization		Monthly
Nominal Value [Member] | Financial leases obligations [Member] | Financial Lease Obligations Nine [Member] | UYU [Member] | CCU and subsidiaries [Member] | Non Current Lease Liabilities [Member]
Disclosure of fair value measurement of assets [line items]
Debtor Tax ID		0-E
Debtor country		Uruguay
Creditor country		Uruguay
Currency		UYU
Lease liabilities		$ 239,255
Type of amortization		Monthly
Nominal Value [Member] | Not later than three months [member] | Bank borrowings [Member] | Current Lease Liabilities [Member]
Disclosure of fair value measurement of assets [line items]
Lease liabilities	$ 2,840,482
Subtotal (leases IFRS)	2,488,427
Subtotal	352,055
Nominal Value [Member] | Not later than three months [member] | Bank borrowings [Member] | Bank Borrowings One [Member] | UF [Member] | Transportes CCU Limitada [Member] | Current Lease Liabilities [Member]
Disclosure of fair value measurement of assets [line items]
Lease liabilities	47,962
Nominal Value [Member] | Not later than three months [member] | Bank borrowings [Member] | Bank Borrowings Two [Member] | UF [Member] | Compania Cervecerias Unidas S.A. [Member] | Current Lease Liabilities [Member]
Disclosure of fair value measurement of assets [line items]
Lease liabilities	304,093
Nominal Value [Member] | Not later than three months [member] | Bank borrowings [Member] | Bank Borrowings Three [Member] | CLP [Member] | CCU and subsidiaries [Member] | Current Lease Liabilities [Member]
Disclosure of fair value measurement of assets [line items]
Lease liabilities	166,793
Nominal Value [Member] | Not later than three months [member] | Bank borrowings [Member] | Bank Borrowings Four [Member] | Euros [Member] | CCU and subsidiaries [Member] | Current Lease Liabilities [Member]
Disclosure of fair value measurement of assets [line items]
Lease liabilities	29,691
Nominal Value [Member] | Not later than three months [member] | Bank borrowings [Member] | Bank Borrowings Five [Member] | UF [Member] | CCU and subsidiaries [Member] | Current Lease Liabilities [Member]
Disclosure of fair value measurement of assets [line items]
Lease liabilities	1,738,738
Nominal Value [Member] | Not later than three months [member] | Bank borrowings [Member] | Bank Borrowings Six [Member] | USD [Member] | CCU and subsidiaries [Member] | Current Lease Liabilities [Member]
Disclosure of fair value measurement of assets [line items]
Lease liabilities	226,897
Nominal Value [Member] | Not later than three months [member] | Bank borrowings [Member] | Bank Borrowings Seven [Member] | CCU and subsidiaries [Member] | Current Lease Liabilities [Member]
Disclosure of fair value measurement of assets [line items]
Lease liabilities	70,951
Nominal Value [Member] | Not later than three months [member] | Bank borrowings [Member] | Bank Borrowings Eight [Member] | USD [Member] | CCU and subsidiaries [Member] | Current Lease Liabilities [Member]
Disclosure of fair value measurement of assets [line items]
Lease liabilities	222,679
Nominal Value [Member] | Not later than three months [member] | Bank borrowings [Member] | Bank Borrowings nine [Member] | UYU [Member] | CCU and subsidiaries [Member] | Current Lease Liabilities [Member]
Disclosure of fair value measurement of assets [line items]
Lease liabilities	32,678
Nominal Value [Member] | Not later than three months [member] | Financial leases obligations [Member] | Current Lease Liabilities [Member]
Disclosure of fair value measurement of assets [line items]
Lease liabilities		$ 1,959,601
Subtotal (leases IFRS)		1,659,822
Subtotal		299,779
Nominal Value [Member] | Not later than three months [member] | Financial leases obligations [Member] | Financial Lease Obligations One [Member] | UF [Member] | Transportes CCU Limitada [Member] | Current Lease Liabilities [Member]
Disclosure of fair value measurement of assets [line items]
Lease liabilities		44,628
Nominal Value [Member] | Not later than three months [member] | Financial leases obligations [Member] | Financial Lease Obligations Two [Member] | UF [Member] | Compania Cervecerias Unidas S.A. [Member] | Current Lease Liabilities [Member]
Disclosure of fair value measurement of assets [line items]
Lease liabilities		255,151
Nominal Value [Member] | Not later than three months [member] | Financial leases obligations [Member] | Financial Lease Obligations Three [Member] | CLP [Member] | CCU and subsidiaries [Member] | Current Lease Liabilities [Member]
Disclosure of fair value measurement of assets [line items]
Lease liabilities		300,411
Nominal Value [Member] | Not later than three months [member] | Financial leases obligations [Member] | Financial Lease Obligations Four [Member] | Euros [Member] | CCU and subsidiaries [Member] | Current Lease Liabilities [Member]
Disclosure of fair value measurement of assets [line items]
Lease liabilities		30,978
Nominal Value [Member] | Not later than three months [member] | Financial leases obligations [Member] | Financial Lease Obligations Five [Member] | UF [Member] | CCU and subsidiaries [Member] | Current Lease Liabilities [Member]
Disclosure of fair value measurement of assets [line items]
Lease liabilities		636,959
Nominal Value [Member] | Not later than three months [member] | Financial leases obligations [Member] | Financial Lease Obligations Six [Member] | USD [Member] | CCU and subsidiaries [Member] | Current Lease Liabilities [Member]
Disclosure of fair value measurement of assets [line items]
Lease liabilities		193,593
Nominal Value [Member] | Not later than three months [member] | Financial leases obligations [Member] | Financial Lease Obligations Seven [Member] | ARS [Member] | CCU and subsidiaries [Member] | Current Lease Liabilities [Member]
Disclosure of fair value measurement of assets [line items]
Lease liabilities		78,072
Nominal Value [Member] | Not later than three months [member] | Financial leases obligations [Member] | Financial Lease Obligations Eight [Member] | USD [Member] | CCU and subsidiaries [Member] | Current Lease Liabilities [Member]
Disclosure of fair value measurement of assets [line items]
Lease liabilities		394,253
Nominal Value [Member] | Not later than three months [member] | Financial leases obligations [Member] | Financial Lease Obligations Nine [Member] | UYU [Member] | CCU and subsidiaries [Member] | Current Lease Liabilities [Member]
Disclosure of fair value measurement of assets [line items]
Lease liabilities		25,556
Nominal Value [Member] | Later than three months and not later than one year [member] | Bank borrowings [Member] | Current Lease Liabilities [Member]
Disclosure of fair value measurement of assets [line items]
Lease liabilities	7,570,840
Subtotal (leases IFRS)	6,515,608
Subtotal	1,055,232
Nominal Value [Member] | Later than three months and not later than one year [member] | Bank borrowings [Member] | Bank Borrowings One [Member] | UF [Member] | Transportes CCU Limitada [Member] | Current Lease Liabilities [Member]
Disclosure of fair value measurement of assets [line items]
Lease liabilities	142,954
Nominal Value [Member] | Later than three months and not later than one year [member] | Bank borrowings [Member] | Bank Borrowings Two [Member] | UF [Member] | Compania Cervecerias Unidas S.A. [Member] | Current Lease Liabilities [Member]
Disclosure of fair value measurement of assets [line items]
Lease liabilities	912,278
Nominal Value [Member] | Later than three months and not later than one year [member] | Bank borrowings [Member] | Bank Borrowings Three [Member] | CLP [Member] | CCU and subsidiaries [Member] | Current Lease Liabilities [Member]
Disclosure of fair value measurement of assets [line items]
Lease liabilities	193,421
Nominal Value [Member] | Later than three months and not later than one year [member] | Bank borrowings [Member] | Bank Borrowings Four [Member] | Euros [Member] | CCU and subsidiaries [Member] | Current Lease Liabilities [Member]
Disclosure of fair value measurement of assets [line items]
Lease liabilities	29,691
Nominal Value [Member] | Later than three months and not later than one year [member] | Bank borrowings [Member] | Bank Borrowings Five [Member] | UF [Member] | CCU and subsidiaries [Member] | Current Lease Liabilities [Member]
Disclosure of fair value measurement of assets [line items]
Lease liabilities	4,341,637
Nominal Value [Member] | Later than three months and not later than one year [member] | Bank borrowings [Member] | Bank Borrowings Six [Member] | USD [Member] | CCU and subsidiaries [Member] | Current Lease Liabilities [Member]
Disclosure of fair value measurement of assets [line items]
Lease liabilities	983,751
Nominal Value [Member] | Later than three months and not later than one year [member] | Bank borrowings [Member] | Bank Borrowings Seven [Member] | CCU and subsidiaries [Member] | Current Lease Liabilities [Member]
Disclosure of fair value measurement of assets [line items]
Lease liabilities	212,358
Nominal Value [Member] | Later than three months and not later than one year [member] | Bank borrowings [Member] | Bank Borrowings Eight [Member] | USD [Member] | CCU and subsidiaries [Member] | Current Lease Liabilities [Member]
Disclosure of fair value measurement of assets [line items]
Lease liabilities	656,715
Nominal Value [Member] | Later than three months and not later than one year [member] | Bank borrowings [Member] | Bank Borrowings nine [Member] | UYU [Member] | CCU and subsidiaries [Member] | Current Lease Liabilities [Member]
Disclosure of fair value measurement of assets [line items]
Lease liabilities	98,035
Nominal Value [Member] | Later than three months and not later than one year [member] | Financial leases obligations [Member] | Current Lease Liabilities [Member]
Disclosure of fair value measurement of assets [line items]
Lease liabilities		5,372,094
Subtotal (leases IFRS)		4,474,148
Subtotal		897,946
Nominal Value [Member] | Later than three months and not later than one year [member] | Financial leases obligations [Member] | Financial Lease Obligations One [Member] | UF [Member] | Transportes CCU Limitada [Member] | Current Lease Liabilities [Member]
Disclosure of fair value measurement of assets [line items]
Lease liabilities		132,494
Nominal Value [Member] | Later than three months and not later than one year [member] | Financial leases obligations [Member] | Financial Lease Obligations Two [Member] | UF [Member] | Compania Cervecerias Unidas S.A. [Member] | Current Lease Liabilities [Member]
Disclosure of fair value measurement of assets [line items]
Lease liabilities		765,452
Nominal Value [Member] | Later than three months and not later than one year [member] | Financial leases obligations [Member] | Financial Lease Obligations Three [Member] | CLP [Member] | CCU and subsidiaries [Member] | Current Lease Liabilities [Member]
Disclosure of fair value measurement of assets [line items]
Lease liabilities		481,610
Nominal Value [Member] | Later than three months and not later than one year [member] | Financial leases obligations [Member] | Financial Lease Obligations Four [Member] | Euros [Member] | CCU and subsidiaries [Member] | Current Lease Liabilities [Member]
Disclosure of fair value measurement of assets [line items]
Lease liabilities		92,933
Nominal Value [Member] | Later than three months and not later than one year [member] | Financial leases obligations [Member] | Financial Lease Obligations Five [Member] | UF [Member] | CCU and subsidiaries [Member] | Current Lease Liabilities [Member]
Disclosure of fair value measurement of assets [line items]
Lease liabilities		1,843,058
Nominal Value [Member] | Later than three months and not later than one year [member] | Financial leases obligations [Member] | Financial Lease Obligations Six [Member] | USD [Member] | CCU and subsidiaries [Member] | Current Lease Liabilities [Member]
Disclosure of fair value measurement of assets [line items]
Lease liabilities		580,778
Nominal Value [Member] | Later than three months and not later than one year [member] | Financial leases obligations [Member] | Financial Lease Obligations Seven [Member] | ARS [Member] | CCU and subsidiaries [Member] | Current Lease Liabilities [Member]
Disclosure of fair value measurement of assets [line items]
Lease liabilities		215,497
Nominal Value [Member] | Later than three months and not later than one year [member] | Financial leases obligations [Member] | Financial Lease Obligations Eight [Member] | USD [Member] | CCU and subsidiaries [Member] | Current Lease Liabilities [Member]
Disclosure of fair value measurement of assets [line items]
Lease liabilities		1,183,604
Nominal Value [Member] | Later than three months and not later than one year [member] | Financial leases obligations [Member] | Financial Lease Obligations Nine [Member] | UYU [Member] | CCU and subsidiaries [Member] | Current Lease Liabilities [Member]
Disclosure of fair value measurement of assets [line items]
Lease liabilities		76,668
Nominal Value [Member] | Later than five years [member] | Bank borrowings [Member] | Non Current Lease Liabilities [Member]
Disclosure of fair value measurement of assets [line items]
Lease liabilities	25,965,311
Subtotal (leases IFRS)	1,435,174
Subtotal	24,530,137
Nominal Value [Member] | Later than five years [member] | Bank borrowings [Member] | Bank Borrowings One [Member] | UF [Member] | Transportes CCU Limitada [Member] | Non Current Lease Liabilities [Member]
Disclosure of fair value measurement of assets [line items]
Lease liabilities	0
Nominal Value [Member] | Later than five years [member] | Bank borrowings [Member] | Bank Borrowings Two [Member] | UF [Member] | Compania Cervecerias Unidas S.A. [Member] | Non Current Lease Liabilities [Member]
Disclosure of fair value measurement of assets [line items]
Lease liabilities	24,530,137
Nominal Value [Member] | Later than five years [member] | Bank borrowings [Member] | Bank Borrowings Three [Member] | CLP [Member] | CCU and subsidiaries [Member] | Non Current Lease Liabilities [Member]
Disclosure of fair value measurement of assets [line items]
Lease liabilities	0
Nominal Value [Member] | Later than five years [member] | Bank borrowings [Member] | Bank Borrowings Four [Member] | UF [Member] | CCU and subsidiaries [Member] | Non Current Lease Liabilities [Member]
Disclosure of fair value measurement of assets [line items]
Lease liabilities	68,691
Nominal Value [Member] | Later than five years [member] | Bank borrowings [Member] | Bank Borrowings Five [Member] | USD [Member] | CCU and subsidiaries [Member] | Non Current Lease Liabilities [Member]
Disclosure of fair value measurement of assets [line items]
Lease liabilities	1,366,483
Nominal Value [Member] | Later than five years [member] | Bank borrowings [Member] | Bank Borrowings Six [Member] | ARS [Member] | CCU and subsidiaries [Member] | Non Current Lease Liabilities [Member]
Disclosure of fair value measurement of assets [line items]
Lease liabilities	0
Nominal Value [Member] | Later than five years [member] | Bank borrowings [Member] | Bank Borrowings Seven [Member] | USD [Member] | CCU and subsidiaries [Member] | Non Current Lease Liabilities [Member]
Disclosure of fair value measurement of assets [line items]
Lease liabilities	0
Nominal Value [Member] | Later than five years [member] | Bank borrowings [Member] | Bank Borrowings Eight [Member] | UYU [Member] | CCU and subsidiaries [Member] | Non Current Lease Liabilities [Member]
Disclosure of fair value measurement of assets [line items]
Lease liabilities	0
Nominal Value [Member] | Later than five years [member] | Financial leases obligations [Member] | Non Current Lease Liabilities [Member]
Disclosure of fair value measurement of assets [line items]
Lease liabilities		24,202,014
Subtotal (leases IFRS)		2,599,269
Subtotal		21,602,745
Nominal Value [Member] | Later than five years [member] | Financial leases obligations [Member] | Financial Lease Obligations One [Member] | UF [Member] | Transportes CCU Limitada [Member] | Non Current Lease Liabilities [Member]
Disclosure of fair value measurement of assets [line items]
Lease liabilities		0
Nominal Value [Member] | Later than five years [member] | Financial leases obligations [Member] | Financial Lease Obligations Two [Member] | UF [Member] | Compania Cervecerias Unidas S.A. [Member] | Non Current Lease Liabilities [Member]
Disclosure of fair value measurement of assets [line items]
Lease liabilities		21,602,745
Nominal Value [Member] | Later than five years [member] | Financial leases obligations [Member] | Financial Lease Obligations Three [Member] | CLP [Member] | CCU and subsidiaries [Member] | Non Current Lease Liabilities [Member]
Disclosure of fair value measurement of assets [line items]
Lease liabilities		0
Nominal Value [Member] | Later than five years [member] | Financial leases obligations [Member] | Financial Lease Obligations Four [Member] | Euros [Member] | CCU and subsidiaries [Member] | Non Current Lease Liabilities [Member]
Disclosure of fair value measurement of assets [line items]
Lease liabilities		0
Nominal Value [Member] | Later than five years [member] | Financial leases obligations [Member] | Financial Lease Obligations Five [Member] | UF [Member] | CCU and subsidiaries [Member] | Non Current Lease Liabilities [Member]
Disclosure of fair value measurement of assets [line items]
Lease liabilities		365,886
Nominal Value [Member] | Later than five years [member] | Financial leases obligations [Member] | Financial Lease Obligations Six [Member] | USD [Member] | CCU and subsidiaries [Member] | Non Current Lease Liabilities [Member]
Disclosure of fair value measurement of assets [line items]
Lease liabilities		2,233,383
Nominal Value [Member] | Later than five years [member] | Financial leases obligations [Member] | Financial Lease Obligations Seven [Member] | ARS [Member] | CCU and subsidiaries [Member] | Non Current Lease Liabilities [Member]
Disclosure of fair value measurement of assets [line items]
Lease liabilities		0
Nominal Value [Member] | Later than five years [member] | Financial leases obligations [Member] | Financial Lease Obligations Eight [Member] | USD [Member] | CCU and subsidiaries [Member] | Non Current Lease Liabilities [Member]
Disclosure of fair value measurement of assets [line items]
Lease liabilities		0
Nominal Value [Member] | Later than five years [member] | Financial leases obligations [Member] | Financial Lease Obligations Nine [Member] | UYU [Member] | CCU and subsidiaries [Member] | Non Current Lease Liabilities [Member]
Disclosure of fair value measurement of assets [line items]
Lease liabilities		0
Nominal Value [Member] | Later than one year and not later than three years [member] | Bank borrowings [Member] | Non Current Lease Liabilities [Member]
Disclosure of fair value measurement of assets [line items]
Lease liabilities	11,078,825
Subtotal (leases IFRS)	8,462,992
Subtotal	2,615,833
Nominal Value [Member] | Later than one year and not later than three years [member] | Bank borrowings [Member] | Bank Borrowings One [Member] | UF [Member] | Transportes CCU Limitada [Member] | Non Current Lease Liabilities [Member]
Disclosure of fair value measurement of assets [line items]
Lease liabilities	183,093
Nominal Value [Member] | Later than one year and not later than three years [member] | Bank borrowings [Member] | Bank Borrowings Two [Member] | UF [Member] | Compania Cervecerias Unidas S.A. [Member] | Non Current Lease Liabilities [Member]
Disclosure of fair value measurement of assets [line items]
Lease liabilities	2,432,740
Nominal Value [Member] | Later than one year and not later than three years [member] | Bank borrowings [Member] | Bank Borrowings Three [Member] | CLP [Member] | CCU and subsidiaries [Member] | Non Current Lease Liabilities [Member]
Disclosure of fair value measurement of assets [line items]
Lease liabilities	44,116
Nominal Value [Member] | Later than one year and not later than three years [member] | Bank borrowings [Member] | Bank Borrowings Four [Member] | UF [Member] | CCU and subsidiaries [Member] | Non Current Lease Liabilities [Member]
Disclosure of fair value measurement of assets [line items]
Lease liabilities	6,874,065
Nominal Value [Member] | Later than one year and not later than three years [member] | Bank borrowings [Member] | Bank Borrowings Five [Member] | USD [Member] | CCU and subsidiaries [Member] | Non Current Lease Liabilities [Member]
Disclosure of fair value measurement of assets [line items]
Lease liabilities	659,316
Nominal Value [Member] | Later than one year and not later than three years [member] | Bank borrowings [Member] | Bank Borrowings Six [Member] | ARS [Member] | CCU and subsidiaries [Member] | Non Current Lease Liabilities [Member]
Disclosure of fair value measurement of assets [line items]
Lease liabilities	201,342
Nominal Value [Member] | Later than one year and not later than three years [member] | Bank borrowings [Member] | Bank Borrowings Seven [Member] | USD [Member] | CCU and subsidiaries [Member] | Non Current Lease Liabilities [Member]
Disclosure of fair value measurement of assets [line items]
Lease liabilities	516,106
Nominal Value [Member] | Later than one year and not later than three years [member] | Bank borrowings [Member] | Bank Borrowings Eight [Member] | UYU [Member] | CCU and subsidiaries [Member] | Non Current Lease Liabilities [Member]
Disclosure of fair value measurement of assets [line items]
Lease liabilities	168,047
Nominal Value [Member] | Later than one year and not later than three years [member] | Financial leases obligations [Member] | Non Current Lease Liabilities [Member]
Disclosure of fair value measurement of assets [line items]
Lease liabilities		10,310,033
Subtotal (leases IFRS)		7,985,461
Subtotal		2,324,572
Nominal Value [Member] | Later than one year and not later than three years [member] | Financial leases obligations [Member] | Financial Lease Obligations One [Member] | UF [Member] | Transportes CCU Limitada [Member] | Non Current Lease Liabilities [Member]
Disclosure of fair value measurement of assets [line items]
Lease liabilities		283,368
Nominal Value [Member] | Later than one year and not later than three years [member] | Financial leases obligations [Member] | Financial Lease Obligations Two [Member] | UF [Member] | Compania Cervecerias Unidas S.A. [Member] | Non Current Lease Liabilities [Member]
Disclosure of fair value measurement of assets [line items]
Lease liabilities		2,041,204
Nominal Value [Member] | Later than one year and not later than three years [member] | Financial leases obligations [Member] | Financial Lease Obligations Three [Member] | CLP [Member] | CCU and subsidiaries [Member] | Non Current Lease Liabilities [Member]
Disclosure of fair value measurement of assets [line items]
Lease liabilities		373,997
Nominal Value [Member] | Later than one year and not later than three years [member] | Financial leases obligations [Member] | Financial Lease Obligations Four [Member] | Euros [Member] | CCU and subsidiaries [Member] | Non Current Lease Liabilities [Member]
Disclosure of fair value measurement of assets [line items]
Lease liabilities		72,281
Nominal Value [Member] | Later than one year and not later than three years [member] | Financial leases obligations [Member] | Financial Lease Obligations Five [Member] | UF [Member] | CCU and subsidiaries [Member] | Non Current Lease Liabilities [Member]
Disclosure of fair value measurement of assets [line items]
Lease liabilities		3,369,640
Nominal Value [Member] | Later than one year and not later than three years [member] | Financial leases obligations [Member] | Financial Lease Obligations Six [Member] | USD [Member] | CCU and subsidiaries [Member] | Non Current Lease Liabilities [Member]
Disclosure of fair value measurement of assets [line items]
Lease liabilities		1,229,739
Nominal Value [Member] | Later than one year and not later than three years [member] | Financial leases obligations [Member] | Financial Lease Obligations Seven [Member] | ARS [Member] | CCU and subsidiaries [Member] | Non Current Lease Liabilities [Member]
Disclosure of fair value measurement of assets [line items]
Lease liabilities		360,458
Nominal Value [Member] | Later than one year and not later than three years [member] | Financial leases obligations [Member] | Financial Lease Obligations Eight [Member] | USD [Member] | CCU and subsidiaries [Member] | Non Current Lease Liabilities [Member]
Disclosure of fair value measurement of assets [line items]
Lease liabilities		2,396,449
Nominal Value [Member] | Later than one year and not later than three years [member] | Financial leases obligations [Member] | Financial Lease Obligations Nine [Member] | UYU [Member] | CCU and subsidiaries [Member] | Non Current Lease Liabilities [Member]
Disclosure of fair value measurement of assets [line items]
Lease liabilities		182,897
Nominal Value [Member] | Later than three years and not later than five years [member] | Bank borrowings [Member] | Non Current Lease Liabilities [Member]
Disclosure of fair value measurement of assets [line items]
Lease liabilities	4,625,260
Subtotal (leases IFRS)	2,138,719
Subtotal	2,486,541
Nominal Value [Member] | Later than three years and not later than five years [member] | Bank borrowings [Member] | Bank Borrowings One [Member] | UF [Member] | Transportes CCU Limitada [Member] | Non Current Lease Liabilities [Member]
Disclosure of fair value measurement of assets [line items]
Lease liabilities	53,801
Nominal Value [Member] | Later than three years and not later than five years [member] | Bank borrowings [Member] | Bank Borrowings Two [Member] | UF [Member] | Compania Cervecerias Unidas S.A. [Member] | Non Current Lease Liabilities [Member]
Disclosure of fair value measurement of assets [line items]
Lease liabilities	2,432,740
Nominal Value [Member] | Later than three years and not later than five years [member] | Bank borrowings [Member] | Bank Borrowings Three [Member] | CLP [Member] | CCU and subsidiaries [Member] | Non Current Lease Liabilities [Member]
Disclosure of fair value measurement of assets [line items]
Lease liabilities	0
Nominal Value [Member] | Later than three years and not later than five years [member] | Bank borrowings [Member] | Bank Borrowings Four [Member] | UF [Member] | CCU and subsidiaries [Member] | Non Current Lease Liabilities [Member]
Disclosure of fair value measurement of assets [line items]
Lease liabilities	1,807,266
Nominal Value [Member] | Later than three years and not later than five years [member] | Bank borrowings [Member] | Bank Borrowings Five [Member] | USD [Member] | CCU and subsidiaries [Member] | Non Current Lease Liabilities [Member]
Disclosure of fair value measurement of assets [line items]
Lease liabilities	307,154
Nominal Value [Member] | Later than three years and not later than five years [member] | Bank borrowings [Member] | Bank Borrowings Six [Member] | ARS [Member] | CCU and subsidiaries [Member] | Non Current Lease Liabilities [Member]
Disclosure of fair value measurement of assets [line items]
Lease liabilities	0
Nominal Value [Member] | Later than three years and not later than five years [member] | Bank borrowings [Member] | Bank Borrowings Seven [Member] | USD [Member] | CCU and subsidiaries [Member] | Non Current Lease Liabilities [Member]
Disclosure of fair value measurement of assets [line items]
Lease liabilities	0
Nominal Value [Member] | Later than three years and not later than five years [member] | Bank borrowings [Member] | Bank Borrowings Eight [Member] | UYU [Member] | CCU and subsidiaries [Member] | Non Current Lease Liabilities [Member]
Disclosure of fair value measurement of assets [line items]
Lease liabilities	$ 24,299
Nominal Value [Member] | Later than three years and not later than five years [member] | Financial leases obligations [Member] | Non Current Lease Liabilities [Member]
Disclosure of fair value measurement of assets [line items]
Lease liabilities		3,927,456
Subtotal (leases IFRS)		1,760,716
Subtotal		2,166,740
Nominal Value [Member] | Later than three years and not later than five years [member] | Financial leases obligations [Member] | Financial Lease Obligations One [Member] | UF [Member] | Transportes CCU Limitada [Member] | Non Current Lease Liabilities [Member]
Disclosure of fair value measurement of assets [line items]
Lease liabilities		125,536
Nominal Value [Member] | Later than three years and not later than five years [member] | Financial leases obligations [Member] | Financial Lease Obligations Two [Member] | UF [Member] | Compania Cervecerias Unidas S.A. [Member] | Non Current Lease Liabilities [Member]
Disclosure of fair value measurement of assets [line items]
Lease liabilities		2,041,204
Nominal Value [Member] | Later than three years and not later than five years [member] | Financial leases obligations [Member] | Financial Lease Obligations Three [Member] | CLP [Member] | CCU and subsidiaries [Member] | Non Current Lease Liabilities [Member]
Disclosure of fair value measurement of assets [line items]
Lease liabilities		0
Nominal Value [Member] | Later than three years and not later than five years [member] | Financial leases obligations [Member] | Financial Lease Obligations Four [Member] | Euros [Member] | CCU and subsidiaries [Member] | Non Current Lease Liabilities [Member]
Disclosure of fair value measurement of assets [line items]
Lease liabilities		0
Nominal Value [Member] | Later than three years and not later than five years [member] | Financial leases obligations [Member] | Financial Lease Obligations Five [Member] | UF [Member] | CCU and subsidiaries [Member] | Non Current Lease Liabilities [Member]
Disclosure of fair value measurement of assets [line items]
Lease liabilities		1,079,613
Nominal Value [Member] | Later than three years and not later than five years [member] | Financial leases obligations [Member] | Financial Lease Obligations Six [Member] | USD [Member] | CCU and subsidiaries [Member] | Non Current Lease Liabilities [Member]
Disclosure of fair value measurement of assets [line items]
Lease liabilities		624,745
Nominal Value [Member] | Later than three years and not later than five years [member] | Financial leases obligations [Member] | Financial Lease Obligations Seven [Member] | ARS [Member] | CCU and subsidiaries [Member] | Non Current Lease Liabilities [Member]
Disclosure of fair value measurement of assets [line items]
Lease liabilities		0
Nominal Value [Member] | Later than three years and not later than five years [member] | Financial leases obligations [Member] | Financial Lease Obligations Eight [Member] | USD [Member] | CCU and subsidiaries [Member] | Non Current Lease Liabilities [Member]
Disclosure of fair value measurement of assets [line items]
Lease liabilities		0
Nominal Value [Member] | Later than three years and not later than five years [member] | Financial leases obligations [Member] | Financial Lease Obligations Nine [Member] | UYU [Member] | CCU and subsidiaries [Member] | Non Current Lease Liabilities [Member]
Disclosure of fair value measurement of assets [line items]
Lease liabilities		$ 56,358